SIGNIFICANT ACCOUNTING POLICIES - Schedule of Earnings Per Share Calculations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Net income (loss) attributable to Xtra-Gold Resources Corp.	$ 1,675,412	$ (165,928)	$ 631,767
Basic weighted average number of common shares outstanding	46,065,555	46,361,078	46,542,900
Diluted weighted average number of common shares outstanding	48,989,055	46,361,078	48,822,024
Basic income attributable to common shareholders per common share	$ 0.04	$ (0)	$ 0.01
Diluted income attributable to common shareholders per common share	$ 0.03	$ (0)	$ 0.01